Employee Benefits	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefits
Employee Benefits
     Employee Plans. Employee benefit plans include:

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A defined contribution 401(k) savings plan for hourly bargaining unit employees at seven of the Company’s production facilities based on the specific collective bargaining agreement at each facility. For active bargaining unit employees at three of these production facilities, the Company is required to make fixed rate contributions. For active bargaining unit employees at one of these production facilities, the Company is required to match certain employee contributions. For active bargaining unit employees at two of these production facilities, the Company is required to make both fixed rate contributions and concurrent matches. For active bargaining unit employees at the one remaining production facility, the Company is not required to make any contributions. Fixed rate contributions either (i) range from (in whole dollars) $800 to $2,400 per employee per year, depending on the employee’s age, or (ii) vary between 2% to 10% of the employees’ compensation depending on their age and years of service for employees hired prior to January 1, 2004 or is a fixed 2% annual contribution for employees hired on or after January 1, 2004. The Company currently estimates that contributions to such plans will range from $1.0 to $3.0 per year.

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A defined contribution 401(k) savings plan for salaried and certain hourly employees providing for a concurrent match of up to 4% of certain contributions made by employees plus an annual contribution of between 2% and 10% of their compensation depending on their age and years of service to employees hired prior to January 1, 2004. All new hires on or after January 1, 2004 receive a fixed 2% contribution annually. The Company currently estimates that contributions to such plan will range from $4.0 to $6.0 per year.

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A defined benefit plan for salaried employees at the Company’s London, Ontario facility, with annual contributions based on each salaried employee’s age and years of service. At December 31, 2011, approximately 55% of the plan assets were invested in equity securities, and 40% of plan assets were invested in debt securities. The remaining plan assets were invested in short-term securities. The Company’s investment committee reviews and evaluates the investment portfolio. The asset mix target allocation on the long-term investments is approximately 55% in equity securities, 43% in debt securities and the remaining assets in short-term securities. See Note 13 for additional information regarding the fair values of the Canadian pension plan assets.

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A non-qualified, unfunded, unsecured plan of deferred compensation for key employees who would otherwise suffer a loss of benefits under the Company’s defined contribution plan as a result of the limitations imposed by the Internal Revenue Code of 1986 (the “Code”). Despite the plan being an unfunded plan, the Company makes an annual contribution to a rabbi trust to fulfill future funding obligations, as contemplated by the terms of the plan. The assets in the trust are at all times subject to the claims of the Company’s general creditors, and no participant has a claim to any assets of the trust. Plan participants are eligible to receive distributions from the trust subject to vesting and other eligibility requirements. Assets in the rabbi trust relating to the deferred compensation plan are accounted for as available for sale securities and are included as Other assets on the Consolidated Balance Sheets (see Note 2). Liabilities relating to the deferred compensation plan are included on the Consolidated Balance Sheets as Long-term liabilities (see Note 2).

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An employment agreement with the Company’s chief executive officer extending through July 6, 2015. The Company also provides certain members of senior management, including each of the Company’s named executive officers, with benefits related to terminations of employment in specified circumstances, including in connection with a change in control, by the Company without cause and by the executive officer with good reason.

     Postretirement Medical Obligations. The Company’s postretirement medical plan was terminated in 2004. Certain eligible retirees receive medical coverage, however, through participation in the Union VEBA or the VEBA that provides benefits for certain other eligible retirees, their surviving spouse and eligible dependents (the “Salaried VEBA” and, together with the Union VEBA, the “VEBAs”). The Union VEBA covers qualifying bargaining unit employees who do not, or are not eligible to, elect coverage under the Consolidated Omnibus Budget Reconciliation Act of 1985. The Salaried VEBA covers certain retirees who retired prior to the 2004 termination of the prior plan and employees who were hired prior to February 2002 and subsequently retired or will retire with the requisite age and service. The Union VEBA is managed by four trustees (two appointed by the Company and two appointed by the the United Steel, Paper and Foresting, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union, AFL - CIO, CLC, or “USW”), and the assets are managed by an independent fiduciary. The Salaried VEBA is managed by trustees who are independent of the Company. The benefits paid by the VEBAs are at the sole discretion of the respective VEBA trustees and are outside the Company’s control.
As of December 31, 2011, the Union VEBA owned 2,202,495 common shares of the Company, or approximately 11% of the Company’s issued and outstanding shares of common stock. A stock transfer restriction agreement between the Union VEBA and the Company restricts the number of shares of the Company’s common stock that generally may be sold by the Union VEBA during any 12-month period without further approval of the Company's Board of Directors to 1,321,485. Shares owned by the Union VEBA that are subject to the stock transfer restriction agreement are treated as being similar to treasury stock (i.e. as a reduction of Stockholders' equity) in the Company's Consolidated Balance Sheet. In January 2012, in accordance with the stock transfer restriction agreement and our certificate of incorporation, our Board of Directors granted its written approval permitting the Union VEBA to sell any and all of the 1,321,485 shares that the Union VEBA would be entitled to sell during 12-month period beginning March 24, 2012 at any time during such 12-month period.
The following table presents the sale of Union VEBA shares by the Union VEBA in 2011 and 2010 (the Union VEBA was not authorized to sell any shares in 2009) and the effect on the Consolidated Balance Sheets due to these share sales:

	Year Ended
	December 31,
	2011	2010
Common stock sold by Union VEBA	1,321,485	1,321,485
Increase in Union VEBA assets [1]	$65.5	$52.1
Reduction in Common stock owned by Union VEBA [2]	$(31.7)	$(31.8)
Increase in Additional paid in capital	$(8.8)	$(0.7)
Decrease in Deferred tax assets	$(25.0)	$(19.6)
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[1]	At a weighted-average price of $49.58 and $39.39 per share realized by the Union VEBA for the years 2011 and 2010, respectively.
2     At $24.02 per share reorganization value.
The Company’s only financial obligations to the VEBAs are (i) a variable cash contribution payable to the VEBAs based upon a formula driven calculation and (ii) an obligation to pay the administrative expenses of the VEBAs, up to $0.3 per year. The obligation to the Union VEBA with respect to the variable cash contribution extends through September 30, 2017, while the obligation to the Salaried VEBA has no termination date. The amount to be contributed to the VEBAs through September 2017 pursuant to the Company’s obligation is 10% of the first $20.0 of annual cash flow (as defined; in general terms, the principal elements of cash flow are earnings before interest expense, provision for income taxes, and depreciation and amortization less cash payments for, among other things, interest, income taxes, and capital expenditures), plus 20% of annual cash flow, as defined, in excess of $20.0. Such payments may not exceed $20.0 and do not carryover to future years. Payments are also limited to the extent that such payments would cause the Company’s liquidity to be less than $50.0.
Amounts owing by the Company to the VEBAs are recorded in the Company's Consolidated Balance Sheets under Other accrued liabilities, with a corresponding increase in Net assets in respect of VEBAs. Such amounts are determined and paid on an annual basis. At December 31, 2010, the accrued variable contribution was $2.1 (comprised of $1.8 to the Union VEBA and $0.3 to the Salaried VEBA). These amounts were paid during the first quarter of 2011, along with an additional payment of $0.1, based on the final computation of the 2010 results. As of December 31, 2011, the Company determined that the variable contribution for 2011 was zero, as investments, capital spending, and interest exceeded earnings before interest expense, provision for income taxes, and depreciation and amortization. In addition to the contribution obligations, during 2011, 2010 and 2009, the Company recorded $0.3 each year in administrative expenses of the VEBAs.
The Company has no claim to the plan assets of the VEBAs or obligation to fund the liability or determine the benefits paid by the VEBAs, and its only financial obligation to the VEBAs are to pay the variable contributions and certain administrative fees. Nevertheless, based on discussions with the staff of the SEC, for accounting purposes the Company treats the postretirement medical benefits to be paid by the VEBAs and the Company’s related variable contribution as defined benefit postretirement plans with the current VEBA assets and future variable contributions described above, and earnings thereon, operating as a cap on the benefits to be paid. Accordingly, the Company accounts for net periodic postretirement benefit costs in accordance with ASC Topic 715, Compensation — Retirement Benefits, and records any difference between the assets of each VEBA and its accumulated postretirement benefit obligation in the Company’s consolidated financial statements. Information necessary for the valuation of the net funded status of the plans must be obtained from the VEBAs on an annual basis. While the funding status of the VEBAs could result in a liability position on the Company’s Consolidated Balance Sheets, such liability has no impact on the Company's cash flow, liquidity or funding obligation to the VEBAs.
Key Assumptions. The following data presents the key assumptions used and the amounts reflected in the Company’s financial statements with respect to the Company’s Canadian pension plan and the VEBAs.
The Company uses a December 31 measurement date for all of the plans.
Assumptions used to determine benefit obligations as of December 31 are:

	Canadian Pension Benefits		VEBA Benefits
	December 31, 2011	December 31, 2010	December 31, 2011		December 31, 2010
			Union VEBA	Salaried VEBA	Union VEBA	Salaried VEBA
Benefit obligations assumptions:
Discount rate	5.60%	5.70%	4.20%	3.75%	5.25%	4.70%
Rate of compensation increase	3.00%	3.50%	—	—	—	—
Initial medical trend rate [1]	—	—	8.50%	—	9.00%	—
Ultimate medical trend rate [1]	—	—	5.00%	—	5.00%	—

[1]
The medical trend rate assumptions used for the Union VEBA were provided by the Union VEBA and certain industry data were provided by the Company's actuaries. The trend rate is assumed to decline to 5% by 2019 at December 31, 2011 and December 31, 2010. A one-percentage-point increase in the assumed medical trend rates would increase the accumulated postretirement benefit obligation of the Union VEBA by $50.5 and $37.0 at December 31, 2011 and December 31, 2010, respectively. A one-percentage-point decrease in the assumed medical trend rates would decrease the accumulated postretirement benefit obligation of the Union VEBA by $40.8 and $30.4 at December 31, 2011 and December 31, 2010, respectively.

Key assumptions made in computing the net obligation of each VEBA and in total include:
With respect to VEBA assets:

•
The shares of the Company’s common stock held by the Union VEBA that were not transferable have been excluded from assets used to compute the net asset or liability of the Union VEBA. There were 2,202,495 and 3,523,980 such shares at December 31, 2011 and December 31, 2010, respectively. Such shares will continue to be excluded until the restrictions lapse and are being accounted for similar to “treasury stock” in the interim (see Note 1).

•	At December 31, 2011 and December 31, 2010, neither VEBA held any unrestricted shares of the Company’s common stock.

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Based on the information received from the VEBAs, at December 31, 2011 and December 31, 2010 both the Salaried VEBA and Union VEBA assets were invested in various managed proprietary funds. VEBA plan assets are managed by various investment advisors selected by the VEBA trustees, and are not under the control of the Company.

•	The Company's variable payment, if any, is being treated as a funding/contribution policy and not counted as a VEBA asset at December 31 for actuarial purposes.
With respect to VEBA obligations:

•	The accumulated postretirement benefit obligation (“APBO”) for each VEBA was computed based on the level of benefits being provided by each VEBA at December 31, 2011 and December 31, 2010.

•
Since the Salaried VEBA was paying a fixed annual amount to its constituents at both December 31, 2011 and December 31, 2010, no future cost trend rate increase has been assumed in computing the APBO for the Salaried VEBA.

Assumptions used to determine net periodic benefit cost (income) for the years ended December 31 are:

	Canadian Pension Benefits			VEBA Benefits
	2011	2010	2009	2011		2010		2009
				Union VEBA	Salaried VEBA	Union VEBA	Salaried VEBA	Union VEBA	Salaried VEBA
Net periodic benefit cost assumptions:
Discount rate	5.70%	6.70%	7.50%	5.25%	4.70%	5.80%	5.40%	6.00%	6.00%
Expected long term return on plan assets [1]	5.40%	5.40%	6.00%	6.00%	7.25%	4.75%	7.25%	5.75%	7.25%
Rate of compensation increase	3.50%	3.50%	3.30%	—	—	—	—	—	—
Initial medical trend rate[2]	—	—	—	9.00%	—	9.50%	—	9.00%	—
Ultimate medical trend rate[2]	—	—	—	5.00%	—	5.00%	—	5.00%	—
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[1]	The expected long-term rate of return assumption is based on the historical investment portfolios provided to the Company by the VEBAs’ trustees.

[2]
The medical trend rate assumptions were used for the Union VEBA, which is currently paying certain prescription drug benefits, and provided by the Union VEBA and industry data from the Company's actuaries. The trend rate is assumed to decline to 5% by 2019, 5% by 2019 and 5% by 2013 for 2011, 2010 and 2009, respectively. A one-percentage-point increase in the assumed medical trend rates would increase the aggregate of the service and interest cost components of net periodic benefit costs by $2.7, $2.7 and $2.4 for 2011, 2010 and 2009, respectively. A one-percentage-point decrease in the assumed medical trend rates would decrease the aggregate of the service and interest cost components of net periodic benefit costs by $2.1, $2.2, and $1.9 for 2011, 2010 and 2009, respectively.

Benefit Obligations and Funded Status — The following table presents the benefit obligations and funded status of the Company’s Canadian pension and the VEBAs as of December 31, 2011 and December 31, 2010, and the corresponding amounts that are included in the Company’s Consolidated Balance Sheets.

	Canadian Pension Benefits		VEBA Benefits
	2011	2010	2011	2010
Change in Benefit Obligation:
Obligation at beginning of year	$5.4	$4.1	$348.6	$344.8
Foreign currency translation adjustment	(0.1)	0.2	—	—
Service cost	0.2	0.1	2.2	2.0
Interest cost	0.3	0.3	17.4	19.1
Actuarial (gain) loss[1]	(0.2)	0.8	96.8	2.8
Plan participant contributions	—	0.1	—	—
Benefits paid by Company	(0.2)	(0.2)	—	—
Benefits paid by VEBA	—	—	(21.1)	(23.2)
Reimbursement from Retiree Drug Subsidy[2]	—	—	3.0	3.1
Obligation at end of year	5.4	5.4	446.9	348.6

Change in Plan Assets:
FMV of plan assets at beginning of year	4.9	4.1	506.6	422.4
Foreign currency translation adjustment	(0.1)	0.2	—	—
Actual return on assets	(0.2)	0.3	16.9	49.9
Plan participant contributions	—	0.1	—	—
Sale of Company's common stock by Union VEBA	—	—	65.5	52.1
Employer/Company contributions	0.5	0.4	0.1	2.3
Benefits paid by Company	(0.2)	(0.2)	—	—
Benefits paid by VEBA	—	—	(21.1)	(23.2)
Reimbursement from Retiree Drug Subsidy[2]	—	—	3.0	3.1
FMV of plan assets at end of year	4.9	4.9	571.0	506.6
Net Funded Status [3]	$(0.5)	$(0.5)	$124.1	$158.0
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[1]
The actuarial loss relating to the VEBA plans in 2011 is comprised of (i) a loss of $31.4 resulting from an increase in benefit cost for plan participants, (ii) a loss of $53.5 resulting from a decrease in discount rates used to determine benefit obligations for both VEBA plans and (iii) a loss of $11.9 resulting from change in actuarial assumptions. The actuarial loss relating to the VEBA plans in 2010 is primarily the result of a change in the assumption in participant marital status in the Union VEBA and a change in annual benefit payment per participant in the Salaried VEBA.

[2]
In January 2005, the Department of Health and Human Services’ Centers for Medicare and Medicaid Services (CMS) released final regulations governing the Medicare prescription drug benefit and other key elements of the Medicare Modernization Act that went into effect January 1, 2006. The Union VEBA is eligible for the Retiree Drug Subsidy because the plan meets the definition of actuarial equivalence and therefore qualifies for federal subsidies equal to 28% of allowable drug costs. As a result, the Company has measured the Union VEBA’s obligations and costs to take into account this subsidy.

[3]
With respect to the Prepaid benefit of $124.1 relating to the VEBAs at December 31, 2011, of which $144.7 was included in Net asset in respect of VEBA and $20.6 was included in Net liability in respect of VEBA on the Consolidated Balance Sheet. Prepaid benefit of $158.0 relating to the VEBAs at December 31, 2010, was included in Net asset in respect of the VEBAs on the Consolidated Balance Sheets.

With respect to the VEBAs, the Company has no claim to the plan assets nor obligation to fund the liability. The Company's only financial obligation to the VEBA is the variable cash contribution discussed previously. The following table presents the net assets of each VEBA as of December 31, 2011 and December 31, 2010 (such information is also included in the tables required under GAAP above which roll forward the assets and obligations):

	December 31, 2011			December 31, 2010
	Union VEBA	Salaried VEBA	Total	Union VEBA	Salaried VEBA	Total
APBO	$(370.0)	$(76.9)	$(446.9)	$(289.0)	$(59.6)	$(348.6)
Plan assets	514.7	56.3	571.0	445.7	60.9	506.6
Net Funded Status	$144.7	$(20.6)	$124.1	$156.7	$1.3	$158.0

The projected benefit obligation for the Canadian defined benefit pension plan was $4.9 and $4.8 at December 31, 2011 and December 31, 2010, respectively. The Company expects to contribute $0.5 to the Canadian pension plan in 2012.
As of December 31, 2011, the net benefits expected to be paid in each of the next five fiscal years and in aggregate for the five fiscal years thereafter are as follows:

	Benefit Payments Due by Period
	2012	2013	2014	2015	2016	2017-2021
Canadian pension plan benefit payments	$0.2	$0.3	$0.3	$0.3	$0.3	$1.8
VEBA benefit payments[1]	28.7	29.3	29.6	29.9	30.1	177.3
Anticipated Retiree Drug Subsidy	(3.1)	(3.3)	(3.5)	(3.6)	(3.7)	(19.7)
Total net benefits	$25.8	$26.3	$26.4	$26.6	$26.7	$159.4
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[1] Such amounts were obtained from the VEBAs. The Company's only financial obligations to the VEBAs are to pay the variable contributions which may not exceed $20.0 annually and certain administrative fees.

The amount of (loss) income which is recognized in the Consolidated Balance Sheets (in Accumulated other comprehensive (loss) income) associated with the Company’s Canadian defined benefit pension plan and the VEBAs that have not yet been reflected in net periodic benefit cost as of December 31, 2011 were as follows:

	Canadian Pension Benefits		VEBA Benefits
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Accumulated net actuarial (losses) gains	$(2.0)	$(1.8)	$(95.1)	$14.7
Transition assets	0.4	0.4	—	—
Prior service cost	—	—	(41.1)	(45.3)
Loss recognized in Accumulated other comprehensive (loss) income	$(1.6)	$(1.4)	$(136.2)	$(30.6)

The amounts in Accumulated other comprehensive (loss) income that have not yet been recognized as components of net periodic pension benefit costs at December 31, 2011 that are expected to be recognized in 2012 are $0.1 for the Canadian pension plan relating to transition assets and $7.2 for the VEBAs. Of the $7.2 relating to the VEBAs, $4.2 is related to amortization of prior service cost and $3.0 is related to amortization of net actuarial loss. See the Statement of Comprehensive (Loss) Income for reclassification adjustments of other comprehensive income that were recognized as components of net periodic benefit costs for 2011, 2010 and 2009.

    Fair Value of Plan Assets. See Note 13 for the fair values of the VEBAs and Canadian pension plan assets.

Components of Net Periodic Benefit Cost (Income) — The Company’s results of operations included the following impacts associated with the Canadian defined benefit plan and the VEBAs: (a) charges for service rendered by employees; (b) a charge for accretion of interest; (c) a benefit for the return on plan assets; and (d) amortization of net gains or losses on assets, prior service costs associated with plan amendments and actuarial differences. The following table presents the components of net periodic benefit cost (income) for 2011, 2010 and 2009:

	Canadian Pension Benefits			VEBA Benefits
	2011	2010	2009	2011	2010	2009
Service cost	$0.2	$0.1	$0.1	$2.2	$2.0	$2.2
Interest cost	0.3	0.3	0.2	17.4	19.1	18.7
Expected return on plan assets	(0.3)	(0.2)	(0.2)	(30.4)	(20.9)	(21.0)
Amortization of prior service cost[2]	—	—	—	4.2	4.2	1.6
Amortization of net loss	0.1	—	—	0.6	0.7	3.8
Net periodic benefit costs (income)	$0.3	$0.2	$0.1	$(6.0)	$5.1	$5.3
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[1]	The Company amortizes prior service cost on a straight-line basis over the average remaining years of service to full eligibility for benefits of the active plan participants.
The following tables present the total (income) charges related to all benefit plans for 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
Canadian pension plan	$0.3	$0.2	$0.1
VEBAs	(6.0)	5.1	5.3
Deferred compensation plan	0.2	1.3	0.4
Defined contribution plans	7.1	6.5	6.5
Total	$1.6	$13.1	$12.3

The following tables present the allocation of these (income) charges:

	Year Ended December 31,
	2011	2010	2009
Fabricated Products	$6.4	$6.4	$5.8
All Other	(4.8)	6.7	6.5
Total	$1.6	$13.1	$12.3

For all periods presented, the net periodic benefits relating to the VEBAs are included as a component of Selling, administrative, research and development and general expense within All Other and substantially all of the Fabricated Products segment’s related charges are in Cost of products sold, excluding depreciation, amortization and other items with the balance in Selling, administrative, research and development and general.